GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

8515 East Orchard Road

Greenwood Village, CO 80111

September 24, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:  Filing Desk

RE:	Great-West Life & Annuity Insurance Company (“Great-West” or “Registrant”)
Initial Registration Statement on Form S-1 (File Nos. 333- )

Dear Commissioners:

On behalf of the above-named Registrant, filed herewith is one electronically formatted copy of the above-captioned initial registration statement (“Registration Statement”) under the Securities Act of 1933 (“Securities Act”).

The requisite filing fee in the amount of $3,565 was wired on September 22, 2010.  The confirmation number is 100922009189.

To facilitate the Commission staff’s review of the Registration Statement, we submit the information below.

1.  Registration Statement

Registrant is filing the Registration Statement for the purpose of registering a new Group Fixed Deferred Annuity Contract (the “New Contract”) to be issued by Great-West.   Disclosure in the Registration Statement is substantially similar to the disclosure in the registration statement on Form S-1 that was declared effective on August 25, 2010 (File No. 333-163244) that describes the SecureFoundationSM Group Fixed Deferred Annuity Certificate (the “Existing Certificate”) issued by Great-West.

2.  Request for Selective Review

We respectfully request selective review of the Registration Statement pursuant to Securities Act Release No. 6510 (Feb. 15, 1984) (“Release”).  The staff has encouraged registrants to request selective review of their filings pursuant to the Release.  See, e.g., SEC Staff Letter to Registrants, dated November 7, 1996, at 6, par. D.1.

(a)  Similarities Between the New Contract and the Existing Certificate

In support of our request, we respectfully note that the New Contract is substantially similar to the Existing Certificate.  Accordingly, we respectfully submit that to the extent the staff has reviewed the Existing Certificate, it is already familiar with the features of the New Contract.

(b)  Material Differences Between the New Contract and the Existing Certificate

Pursuant to the Release, we note that the material differences between the New Contract and the Existing Certificate include:

1.               In contrast to the Existing Certificate, which is issued to owners of Individual Retirement Accounts, the New Contract is issued to plan sponsors of Section 403(b) Retirement Plans

2.               Given that the New Contract is issued to plan sponsors of Section 403(b) Retirement Plans, the New Contract contains provisions for matters relating to Retirement Plans, including loans and vesting.

3.               Given that the New Contract is issued to plan sponsors of Section 403(b) Retirement Plans, certain provisions differ between the New Contract and the Existing Certificate, including the termination and cancellation provisions.

4.               Unlike the Existing Certificate, the New Contract provides that even in the event of termination by the Contract Owner, GLWB Participants that have reached Settlement Phase will continue to receive Installments.

5.               Certain other stylistic and editorial changes have been made in the Registration Statement.

For the staff’s convenience, we are providing under separate cover to Mr. Patrick Scott of the Office of Insurance Products a marked copy of the prospectus for the New Contract showing changes from the prospectus included in Pre-Effective Amendment No. 2 to the registration statement on Form S-1 (File No. 333-163244) for the Existing Certificate.

As soon as practicable prior to the effective date of the Registration Statement, Registrant will amend the Registration Statement to include:

any exhibits required by Form S-1 that have not yet been filed, and any disclosure changes made in response to staff comments.

At the appropriate time, Registrant and its principal underwriter will request acceleration of the effectiveness of the Registration Statement pursuant to Rule 461 under the Securities Act.

Please direct any question or comment to me at 303-737-2013 or to Stephen E. Roth of Sutherland at 202-383-0158.

Very truly yours,

/s/ Keith E. Grindstaff
Keith E. Grindstaff
Lead Counsel